SHARE CAPITAL (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions		1 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	May 02, 2021 shares	Mar. 23, 2021	Apr. 21, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Jul. 20, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) Share shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Oct. 01, 2020 USD ($)	May 14, 2020 USD ($)	Apr. 30, 2020 CAD ($)	Jun. 13, 2018 USD ($)	Apr. 30, 2018 CAD ($)
Disclosure of classes of share capital [line items]
Short form base shelf prospectus													$ 150		$ 150
Aggregate offering value under ATM equity facility											$ 60,000	$ 23,000		$ 35,700
Public equity offerings, net of issuance costs (shares) | shares			2,164,119	11,640,411	10,060,398				13,804,530	10,717,126
Equity issuance, price per share | $ / shares			$ 1.56	$ 1.98	$ 5.96				$ 1.91	$ 2.20
Proceeds from issuing shares			$ 3,367	$ 23,000	$ 59,998				$ 26,367	$ 23,557
Payments of commission			76	564	1,230				640	530
Additional transaction costs			$ 147	$ 374	$ 379				521	$ 484
Deferred financing costs						$ 0	$ 0	$ 294	$ 294
Maximum percentage of ownership of issued and outstanding shares for stock option plan						5.00%	5.00%	7.00%	7.00%
Maximum percentage of ownership of issued and outstanding shares for share units plan		1.50%
Weighted average share price | $ / shares						$ 7.51		$ 5.56
Number of share options exercised in share-based payment arrangement | shares							2,801,600		2,452,000
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares						$ 3.76		$ 3.71
Share-based compensation expense							$ 1,973		$ 1,787
Unvested share option expense not yet recognized						$ 472	$ 472	$ 478	$ 478
Performance share units granted | shares							322,000		882,000
Performance share units settled for shares | shares	388,000						388,000		0
Settlement of performance share units (shares) | shares	379,340
Share based compensation expense related to performance share units							$ 1,663		$ 1,216
Expense (recovery) on directors compensation related to deferred share units							$ (707)		$ 4,251
Deferred share units outstanding | shares						1,348,765	1,348,765	1,266,199	1,266,199	889,385
Deferred share units outstanding, fair market value						$ 5,682	$ 5,682	$ 6,389	$ 6,389
Expense (recovery) related to share appreciation rights							$ 113		$ (47)
Share appreciation rights, outstanding | shares						113,670	113,670	0	0	312,000
Share appreciation rights outstanding, fair market value						$ 113	$ 113
Description of instruments with potential future dilutive effect not included in calculation of diluted earnings per share							As of December 31, 2021, there are 2,113,049 anti-dilutive stock options (December 31, 2020 - 4,645,184 stock options).
Minimum [Member]
Disclosure of classes of share capital [line items]
Percentage of performance payout multiplier		0.00%
Maximum [Member]
Disclosure of classes of share capital [line items]
Percentage of performance payout multiplier		200.00%
March 3, 2022 [Member]
Disclosure of classes of share capital [line items]
Performance share units vested | shares							535,000
March 1, 2023 [Member]
Disclosure of classes of share capital [line items]
Performance share units vested | shares							806,000
March 4, 2024 [Member]
Disclosure of classes of share capital [line items]
Performance share units vested | shares							298,000
Events After Reporting Period [Member]
Disclosure of classes of share capital [line items]
Weighted average share price | $ / shares						$ 2.40
Shares issued on the exercise of options | shares							64,200
Number of share options exercised in share-based payment arrangement | Share							64,200
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares						$ 5.31